Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total
Cost:
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	3,405,862	-	-	-	3,405,862
Foreign exchange	(11,590)	-	-	-	(11,590)
Balance at December 31, 2022	$16,709,798	$116,726	$1,321,257	$522,637	$18,670,418
Additions	2,271,000	-	-	-	2,271,000
Foreign exchange	-	-	-	-	-
Balance at December 31, 2023	$18,989,858	$116,726	$1,321,257	$522,637	$20,941,478

Accumulated Amortization:
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	668,566	-	-	93,528	762,094
Foreign exchange	(4,816)	-	-	-	(4,816)
Balance at December 31, 2022	$9,722,267	$116,726	$1,321,257	$522,637	$11,682,887
Additions	1,401,861	-	-	-	1,401,861
Foreign exchange	-	-	-	-	-
Balance at December 31, 2023	$11,124,128	$116,726	$1,321,257	$522,637	$13,084,748

Net Book Value:

Balance at December 31, 2022	$6,987,531	$-	$-	$-	$6,987,531
Balance at December 31, 2023	$7,856,730	$-	$-	$-	$7,856,730